UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31

Date of reporting period:  JANUARY 31, 2012


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED JANUARY 31, 2012



[LOGO OF USAA]
    USAA(R)

                                             [GRAPHIC OF USAA INCOME STOCK FUND]

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        SEMIANNUAL REPORT
        USAA INCOME STOCK FUND
        FUND SHARES o INSTITUTIONAL SHARES
        JANUARY 31, 2012

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

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PRESIDENT'S MESSAGE

"I EXPECT A "STRUGGLE THROUGH" RECOVERY IN 2012
AS THE U.S. ECONOMY CONTINUES TO GROW              [PHOTO OF DANIEL S. McNAMARA]
SLOWLY, SOMETIMES IN FITS AND STARTS."

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FEBRUARY 2012

Although U.S. economic growth was strong during the fourth quarter of 2011, results for the six-month reporting period and for the 2011 calendar year were more modest. The expansion was an on-again, off-again affair, a blend of good news and disappointment. This "muddle-through" recovery has not been surprising given the balance sheet recession we experienced after the 2008 financial crisis. That recession, unlike any other since World War II, was precipitated by the bursting of a financial bubble, which led in turn to a pullback in spending as consumers and businesses sought to reduce their debt burdens.

In support of the economy, the Federal Reserve (the Fed) cut interest rates to extraordinarily low levels. Many businesses took advantage of low interest rates to restructure their balance sheets. However, for most individuals, this effort is a work in progress. As a result, I expect a "struggle through" recovery in 2012 as the U.S. economy continues to grow slowly. At the same time, there is a long list of known worries, among them the weak housing market, sluggish job growth, and growing international risks.

In the European Union (EU), policymakers are providing significant monetary stimulus, buying time for the EU's weakest members to regain fiscal balance. Many of these nations are weighed down by a staggering amount of debt. Fortunately, at the time of this writing, there are tentative signs that EU nations are benefiting from the stimulus efforts. In addition, Greece appeared to be making progress on restructuring its debt obligations, while pressure was easing on European banks, which hold a significant amount of sovereign debt.

Meanwhile, economic growth outside the United States is decelerating. According to forecasts by the International Monetary Fund, Europe is falling into a recession. The Bank of Japan has indicated that economic growth is slowing and that Japan's economy may enter a recession. China's economy, which has experienced double-digit growth in recent years, hit a soft patch during 2011 and seems likely to grow more slowly in the future.

In the face of weakening economic growth, central bankers around the world continue to keep interest rates extremely low. I believe this has set up an inflation/deflation tug of war between central banks, which are trying to re-ignite economic growth, and businesses and consumers, who are trying to

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

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deleverage their balance sheets. It remains to be seen whether inflation or deflation prevails over the long run.

How might this affect the financial markets? Some observers have suggested that because of central banks' monetary intervention, market performance could diverge from economic performance. This "decoupling" thesis has yet to be proven, but if correct, it suggests that the markets may perform well even as the economy continues to struggle.

Looking ahead, the U.S. economy is likely to grow, though at a slower pace than many of us might like. The Fed, which is determined to keep the expansion from stalling, announced in January that it expected to hold interest rates at low levels until the end of 2014. The announcement has led some observers to speculate about a third round of quantitative easing. While we cannot know what the Fed will actually do, investors should be prepared for an extended period -- longer than we thought in the autumn of 2011 -- of low interest rates.

In this environment, investors have a difficult choice. They can choose to be conservative and look to money market funds, which are earning only slightly more than zero -- less than the current inflation rate. Or, they can assume more risk, perhaps more than they might otherwise do, for the potential of an enhanced return. I recommend they make the decision in the context of an investment plan based on their goals, time horizon, and risk tolerance. If you would like help reviewing your investment plan, please call one of our USAA service representatives. They are available to help you free of charge.

From all of us at USAA Asset Management Company*, I'd like to thank you for your continued confidence in us. We appreciate the opportunity to help you with your investment needs.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Asset Management Company

*Effective January 1, 2012, USAA Asset Management Company began advising each series of USAA Mutual Funds Trust, replacing USAA Investment Management Company.

ALL EQUITY INVESTMENTS ENTAIL RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL, AND INDIVIDUAL STOCKS MAY BE MORE VOLATILE THAN OTHER INVESTMENTS AND PROVIDE LESS INCOME.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

As interest rates rise, bond prices fall.

FOREIGN INVESTING IS SUBJECT TO ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY.

Financial advice provided by USAA Financial Planning Services Insurance Agency, Inc. (known as USAA Financial Insurance Agency in California, License # 0E36312), and USAA Financial Advisors, Inc., a registered broker dealer.

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TABLE OF CONTENTS

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
FUND OBJECTIVE                                                                1

MANAGERS' COMMENTARY                                                          2

INVESTMENT OVERVIEW                                                           8

SHAREHOLDER VOTING RESULTS                                                   13

FINANCIAL INFORMATION

   Portfolio of Investments                                                  14

   Notes to Portfolio of Investments                                         24

   Financial Statements                                                      25

   Notes to Financial Statements                                             28

EXPENSE EXAMPLE                                                              45

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2012, USAA. All rights reserved.

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FUND OBJECTIVE

THE USAA INCOME STOCK FUND (THE FUND) HAS AN INVESTMENT OBJECTIVE OF CURRENT INCOME WITH THE PROSPECT OF INCREASING DIVIDEND INCOME AND THE POTENTIAL FOR CAPITAL APPRECIATION.

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TYPES OF INVESTMENTS

The Fund's principal investment strategy is to normally invest at least 80% of the Fund's assets in common stocks, with at least 65% of the Fund's assets normally invested in common stocks of companies that pay dividends. This 80% policy may be changed upon at least 60 days' notice to shareholders. Although the Fund will invest primarily in U.S. securities, it may invest up to 20% of its total assets in foreign securities including securities in emerging markets.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's applicable rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at (800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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                                                             FUND OBJECTIVE |  1

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MANAGERS' COMMENTARY ON THE FUND

Grantham, Mayo, Van Otterloo & Co. LLC        Epoch Investment Partners, Inc.

   SAM WILDERMAN, CFA.                           DAVID N. PEARL
   THOMAS HANCOCK, Ph.D.                         MICHAEL A. WELHOELTER, CFA
                                                 WILLIAM W. PRIEST, CFA, CPA

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o   HOW DID THE USAA INCOME STOCK FUND (THE FUND SHARES) PERFORM?

    For the six-month period ended January 31, 2012, the Fund Shares had a total return of 2.03%. This compares to returns of 1.74% for the Russell Value 1000(R) Index (the Index) and 2.55% for the Lipper Equity Income Funds Index. Grantham, Mayo, Van Otterloo & Co. LLC (GMO) and Epoch Investment Partners, Inc. (Epoch) are subadvisers for the Fund.

o   PLEASE DESCRIBE MARKET CONDITIONS DURING THE REPORTING PERIOD.

    As the period began, equities and other risk assets were under pressure from a variety of corners. Weakness in employment and housing continued to raise fears over the possibility of a dip into a second recession. Stalled negotiations over raising the debt ceiling raised the prospect of a default on U.S. government debt. An unsatisfying resolution to the debt stalemate in early August was followed almost immediately by a historic downgrade of U.S. debt by Standard and Poor's. Finally, the threat of a default by Greece on its sovereign debt

    Refer to page 9 for benchmark definitions.

    Past performance is no guarantee of future results.

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2  | USAA INCOME STOCK FUND

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    continued to weigh on global financial markets. Any such default would not only directly impact European banks, but also carry the potential for contagion into the global economy leading to recession.

    In the fourth quarter of 2011, investors began to look beyond the potential risk factors that had been weighing on the markets. While progress in resolving the European debt crisis continued to be halting, policymakers there began to move toward broader steps to achieve greater fiscal union and avert one or more defaults with the potential to throw the global economy back into a recession. In particular, the European Central Bank's unanticipated plan to make nearly $639 billion in credit available to the region's troubled banks was viewed as a major backstop to conditions in the euro zone. At home, the U.S. economy began to display better-than-expected performance in a number of areas, easing investors' concerns about a potential recession in the year ahead. In combination, these factors led to a substantial recovery in investor sentiment and fueled a strong rebound in stocks that continued through January of 2012.

o   HOW DID THE GMO PORTION OF THE FUND PERFORM?

    GMO's portion of the Fund outperformed the Russell 1000(R) Value Index during the reporting period. The strategy's generally defensive posture was the leading source of gains versus the benchmark during the period, as negative headlines surrounding the European sovereign debt situation and domestic economic growth in the U.S. led investors to favor higher-quality stocks and sectors.

    Sector selection added to returns versus the benchmark during the period. Overweight positions in high-quality sectors such as health care and information technology and an underweight position in the low-quality financials sector were the most significant contributors. Underweight positions in consumer discretionary and industrials detracted from performance. Stock selection also was positive overall, with holdings in financials, energy and telecommunication

    You will find a complete list of securities that the Fund owns on pages
    14-23.

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                                           MANAGERS' COMMENTARY ON THE FUND |  3

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    services the leading contributors to relative returns. Selections within information technology, materials and industrials detracted.

    The leading individual contributors to relative returns during the period included overweight positions in high-quality companies such as Microsoft Corp., Wal-Mart Stores, Inc., and Pfizer, Inc. as well as underweight positions in JPMorgan Chase & Co. and Bank of America Corp. The most significant negative contributions among individual stocks came from overweight positions in International Business Machines Corp., Walgreen Co. and Annaly Capital Management, Inc. as well as underweight positions in Intel Corp. and Cisco Systems, Inc.

o   WHAT IS GMO's OUTLOOK?

    In every environment, GMO's objective is to find the best value opportunities available. At present, that approach has led GMO to hold a heavy proportion of high-quality stocks. GMO views high-quality stocks, especially those within the mega-cap category, as carrying historically low relative valuations. The portfolio continues to be tilted toward higher-quality companies, defined by GMO as those companies with high profitability, stable profitability, and low leverage.

    The GMO portfolio's largest sector overweights compared to the Index include health care, information technology, and consumer staples. The largest underweight positions include financials, consumer discretionary, industrials, and utilities. GMO's view remains that investors will be rewarded over time as the market comes to recognize the value of the strong and consistent profitability displayed by the high-quality companies in the portfolio.

o   HOW DID THE PORTION OF THE FUND MANAGED BY EPOCH PERFORM?

    The portion of the Fund managed by Epoch slightly lagged the Index for the reporting period. Positive contributors to performance for

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4  | USAA INCOME STOCK FUND

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    the period included a slight overweight within the energy sector, as well as an underweighting of financial stocks. Underweight exposure to information technology added to returns as well; however, this was offset by adverse selection within the sector. Selection within health care was the single biggest detractor from relative return for the reporting period.

    In terms of individual stocks, positive contributors included TJX Companies, Inc. (TJX), the parent of discount retailers T.J. Maxx, Marshalls, and Home Goods. TJX saw its shares rise after reporting strong sales and raising its full-year earnings guidance. Another contributor was electronic payments network provider Visa, Inc. "A" which was helped by clarity on new swipe fee rules. The stock also was helped by news that it would be part of the Google Wallet service, which turns a mobile phone into a "virtual wallet".

    Web portal Yahoo, Inc. (Yahoo) also performed well for the reporting period. Yahoo continues to be an important internet site for users and advertisers, attracting more than 650 million unique visitors each month. They have successfully increased their revenue per query as a result of a deal they signed to utilize Microsoft's search technology, and should continue to benefit as advertisers increase their online advertising budgets. PC software giant Microsoft Corp. outperformed as the releases of both the Windows 7 operating system and Office 2010 have been well received. With most companies still using Windows XP, Microsoft is well positioned to capture investment by businesses in productivity-enhancing expenditures. As the incumbent software provider to most businesses, they also were well-positioned to maintain dominance as businesses move to "the cloud." In addition, the recently announced partnership with mobile phone manufacturer Nokia should allow Microsoft to gain market share for the Windows Phone platform.

    On the downside, Thermo Fisher Scientific, Inc., (Thermo Fisher) a leading provider of research instruments and related products and services to the life sciences and health care fields, experienced weakness during the reporting period. The company reined in earnings

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                                           MANAGERS' COMMENTARY ON THE FUND |  5

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    guidance it had raised in August. In addition, lab volume has been slow as a result of a weak economic environment and mild flu season. With Thermo Fisher having just launched a number of new products, Epoch continues to hold a positive view on the stock.

    MetLife, Inc. (MetLife) shares fell along with other life insurers, especially those with large annuity businesses, as the value of the company's equity investments declined. The Federal Reserve's actions to bring down longer-term interest rates also have not helped insurers, who have been forced to reinvest their bond portfolios at lower rates. MetLife, however, does hedge some of its interest rate exposure, and the recent acquisition of a global life insurance unit from AIG has added to its earnings stream.

    Shares in Devon Energy Corp. (Devon) fell with the decline of oil and natural gas prices. Epoch continues to hold the stock in the belief that, helped in part by share repurchases, Devon will grow its production per share well in excess of 10% annually. Devon has substantial holdings in some of the newer oil and gas plays such as the Mississippian, Utica, and Tuscaloosa shales and is positioned to accelerate their development thanks to a recently formed joint venture.

o   WHAT IS EPOCH's OUTLOOK?

    Epoch expects a continued slow growth environment. Most developed economies are growing well below their potential and Europe is widely expected to be entering a recession as governments impose austerity measures to help put their balance sheets in order. Among developed markets, the United States appears to be the strongest of a relatively weak group. While not immune to the world's ills, the foundation for economic growth is in place domestically. Employment, the key to sustained growth, is gradually improving, and productivity gains continue at a modest rate. Consumption has held up surprisingly well, and it would only take a bit more evidence of growth to spur an increase in corporate spending.

    AS INTEREST RATES RISE, EXISTING BOND PRICES FALL.

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6  | USAA INCOME STOCK FUND

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    Given a modest growth backdrop, Epoch believes companies with the ability to sustain margins and free cash flow will prevail. Many of the companies included in the portfolio have the potential to achieve this through strong brands, intellectual property, secular growth trends, or dominant competitive positions within niche markets. Epoch also is focusing on companies with the flexibility to produce their products in low-cost markets and sell into markets with the best prospects for growing demand. Epoch expects that shareholder yield components (dividends, share buybacks, and debt repayments) will be of greater importance to individual stock returns than valuation factors in the near-to-intermediate term.

    Foreign investing is subject to additional risks, such as currency fluctuations, market illiquidity, and political instability. Emerging market countries are most volatile. Emerging market countries are less diverse and mature than other countries and tend to be politically less stable.

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                                           MANAGERS' COMMENTARY ON THE FUND |  7

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INVESTMENT OVERVIEW

USAA INCOME STOCK FUND SHARES (Symbol: USISX)


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                                         1/31/12                    7/31/11
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Net Assets                          $1,436.1 Million            $1,440.4 Million
Net Asset Value Per Share                $12.69                      $12.53


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                   AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/12
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7/31/11 to 1/31/12*             1 Year             5 Years           10 Years

      2.03%                     4.36%               -2.75%             2.49%


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                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/11
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  1 Year                           5 Years                           10 Years

   3.78%                            -3.17%                             2.03%


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                          EXPENSE RATIO AS OF 7/31/11**
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                                      0.84%


*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

**THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AS REPORTED IN THE FUND SHARES' PROSPECTUS DATED DECEMBER 1, 2011, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS. THIS EXPENSE RATIO MAY DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS, WHICH EXCLUDES ACQUIRED FUND FEES AND EXPENSES.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

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8  | USAA INCOME STOCK FUND

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                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                       RUSSELL 1000           LIPPER EQUITY            USAA INCOME
                      VALUE(R) INDEX       INCOME FUNDS INDEX       STOCK FUND SHARES
 1/31/2002              $10,000.00            $10,000.00               $10,000.00
 2/28/2002               10,016.06             10,014.71                10,035.99
 3/31/2002               10,489.92             10,394.23                10,468.28
 4/30/2002               10,130.16             10,040.02                10,112.51
 5/31/2002               10,180.95             10,048.65                10,190.90
 6/30/2002                9,596.38              9,418.15                 9,562.55
 7/31/2002                8,704.31              8,661.80                 8,660.20
 8/31/2002                8,770.04              8,725.82                 8,617.80
 9/30/2002                7,794.91              7,817.65                 7,637.98
10/31/2002                8,372.41              8,291.35                 7,972.71
11/30/2002                8,899.85              8,767.02                 8,453.51
12/31/2002                8,513.28              8,439.46                 8,177.64
 1/31/2003                8,307.18              8,204.59                 7,933.04
 2/28/2003                8,085.72              8,001.86                 7,747.93
 3/31/2003                8,099.14              8,013.34                 7,717.24
 4/30/2003                8,812.06              8,627.12                 8,229.07
 5/31/2003                9,380.88              9,145.13                 8,720.95
 6/30/2003                9,498.18              9,240.73                 8,804.37
 7/31/2003                9,639.61              9,343.84                 8,770.99
 8/31/2003                9,789.82              9,482.67                 8,924.52
 9/30/2003                9,694.30              9,419.01                 8,924.64
10/31/2003               10,287.58              9,888.23                 9,501.29
11/30/2003               10,427.14             10,011.55                 9,689.03
12/31/2003               11,069.86             10,618.99                10,284.58
 1/31/2004               11,264.53             10,783.99                10,533.78
 2/29/2004               11,505.95             10,988.16                10,702.15
 3/31/2004               11,405.23             10,863.66                10,606.16
 4/30/2004               11,126.49             10,681.41                10,322.25
 5/31/2004               11,239.97             10,749.77                10,335.77
 6/30/2004               11,505.54             10,995.61                10,591.52
 7/31/2004               11,343.49             10,762.57                10,387.97
 8/31/2004               11,504.80             10,872.12                10,523.67
 9/30/2004               11,683.14             11,028.57                10,641.76
10/31/2004               11,877.35             11,149.75                10,634.94
11/30/2004               12,477.85             11,648.57                11,200.78
12/31/2004               12,895.70             12,001.67                11,520.97
 1/31/2005               12,666.78             11,784.79                11,258.19
 2/28/2005               13,086.58             12,132.63                11,645.45
 3/31/2005               12,907.01             11,945.35                11,383.83
 4/30/2005               12,675.85             11,726.30                11,098.53
 5/31/2005               12,980.99             12,002.67                11,529.95
 6/30/2005               13,123.11             12,105.05                11,749.71
 7/31/2005               13,502.79             12,494.09                12,134.14
 8/31/2005               13,444.07             12,422.02                11,980.37
 9/30/2005               13,632.83             12,519.77                12,070.32
10/31/2005               13,286.59             12,273.94                11,789.45
11/30/2005               13,723.35             12,638.48                12,126.49
12/31/2005               13,805.33             12,698.32                12,187.90
 1/31/2006               14,341.50             13,095.70                12,660.98
 2/28/2006               14,429.04             13,154.85                12,717.11
 3/31/2006               14,624.52             13,317.78                12,832.92
 4/30/2006               14,996.16             13,612.05                13,074.45
 5/31/2006               14,617.35             13,262.99                12,663.86
 6/30/2006               14,710.86             13,309.81                12,738.27
 7/31/2006               15,068.38             13,482.82                13,029.43
 8/31/2006               15,320.59             13,741.90                13,272.06
 9/30/2006               15,625.99             14,032.97                13,593.11
10/31/2006               16,137.48             14,481.29                13,982.88
11/30/2006               16,505.87             14,763.05                14,202.12
12/31/2006               16,876.38             15,035.04                14,504.61
 1/31/2007               17,092.21             15,237.16                14,702.25
 2/28/2007               16,825.75             15,063.32                14,375.72
 3/31/2007               17,085.88             15,232.28                14,532.33
 4/30/2007               17,717.25             15,866.63                15,076.00
 5/31/2007               18,356.30             16,432.33                15,602.41
 6/30/2007               17,927.39             16,158.74                15,224.36
 7/31/2007               17,098.36             15,538.65                14,427.18
 8/31/2007               17,289.95             15,707.38                14,591.82
 9/30/2007               17,883.82             16,169.98                14,998.28
10/31/2007               17,885.80             16,344.94                14,954.76
11/30/2007               17,011.65             15,624.23                14,153.92
12/31/2007               16,847.14             15,482.64                14,025.09
 1/31/2008               16,172.37             14,778.03                13,478.78
 2/29/2008               15,494.78             14,297.78                12,875.96
 3/31/2008               15,378.27             14,154.79                12,698.73
 4/30/2008               16,127.90             14,797.06                13,276.37
 5/31/2008               16,102.30             14,929.37                13,229.03
 6/30/2008               14,560.96             13,589.08                11,969.36
 7/31/2008               14,508.40             13,485.97                11,931.27
 8/31/2008               14,754.87             13,632.03                12,150.28
 9/30/2008               13,670.81             12,555.07                11,362.42
10/31/2008               11,304.22             10,505.62                 9,417.59
11/30/2008               10,493.61              9,800.68                 8,833.18
12/31/2008               10,639.26             10,001.27                 9,028.74
 1/31/2009                9,415.86              9,098.31                 8,130.70
 2/28/2009                8,157.80              8,096.84                 7,116.77
 3/31/2009                8,855.32              8,758.92                 7,631.58
 4/30/2009                9,804.54              9,588.60                 8,292.66
 5/31/2009               10,410.81             10,154.77                 8,710.69
 6/30/2009               10,333.93             10,134.50                 8,653.90
 7/31/2009               11,179.77             10,904.69                 9,298.55
 8/31/2009               11,764.54             11,390.97                 9,689.25
 9/30/2009               12,219.07             11,731.72                 9,991.28
10/31/2009               11,845.11             11,541.48                 9,804.99
11/30/2009               12,512.73             12,154.18                10,324.65
12/31/2009               12,734.17             12,386.94                10,523.55
 1/31/2010               12,376.03             11,990.79                10,218.37
 2/28/2010               12,766.68             12,312.80                10,494.01
 3/31/2010               13,597.80             13,010.08                11,106.94
 4/30/2010               13,949.65             13,179.27                11,245.16
 5/31/2010               12,803.05             12,188.42                10,326.99
 6/30/2010               12,082.31             11,590.11                 9,739.43
 7/31/2010               12,900.26             12,411.89                10,392.68
 8/31/2010               12,348.26             11,930.69                10,006.67
 9/30/2010               13,306.28             12,885.47                10,875.43
10/31/2010               13,705.55             13,270.51                11,321.96
11/30/2010               13,633.02             13,209.21                11,222.73
12/31/2010               14,708.72             14,125.70                11,894.73
 1/31/2011               15,041.45             14,434.79                12,253.06
 2/28/2011               15,596.25             14,905.90                12,760.70
 3/31/2011               15,658.20             14,952.41                12,761.02
 4/30/2011               16,075.15             15,435.54                13,249.91
 5/31/2011               15,905.31             15,294.74                13,100.25
 6/30/2011               15,579.19             15,029.76                12,902.97
 7/31/2011               15,062.45             14,591.14                12,532.89
 8/31/2011               14,122.46             13,849.95                11,812.72
 9/30/2011               13,055.18             12,920.13                11,039.25
10/31/2011               14,549.89             14,210.67                12,183.32
11/30/2011               14,474.48             14,238.95                12,223.46
12/31/2011               14,766.16             14,501.20                12,343.95
 1/31/2012               15,324.77             14,963.02                12,787.32

                                   [END CHART]

             Data from 1/31/02 to 1/31/12.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Income Stock Fund Shares to the following benchmarks:

o The unmanaged Russell 1000(R) Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

o The unmanaged Lipper Equity Income Funds Index tracks the total return performance of the 30 largest funds within the Lipper Equity Income Funds category.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Indexes are unmanaged and you cannot invest directly in an index.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

USAA INCOME STOCK FUND INSTITUTIONAL SHARES* (Symbol: UIISX)


--------------------------------------------------------------------------------
                                          1/31/12                    7/31/11
--------------------------------------------------------------------------------

Net Assets                            $161.6 Million              $144.2 Million
Net Asset Value Per Share                 $12.68                      $12.52


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/12
--------------------------------------------------------------------------------
7/31/11 to 1/31/12**               1 Year             Since Inception 8/01/08

      2.12%                         4.57%                       2.27%


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/11
--------------------------------------------------------------------------------
1 Year                                                Since Inception 8/01/08

 3.99%                                                          1.27%


--------------------------------------------------------------------------------
                         EXPENSE RATIO AS OF 7/31/11***
--------------------------------------------------------------------------------

                                      0.71%


*The USAA Income Stock Fund Institutional Shares (Institutional Shares) commenced operations on August 1, 2008, and are currently offered for sale only to the USAA Target Retirement Funds or through a USAA managed account program and not to the general public.

**Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

***THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AS REPORTED IN THE INSTITUTIONAL SHARES' PROSPECTUS DATED DECEMBER 1, 2011, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS. THIS EXPENSE RATIO MAY DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS, WHICH EXCLUDES ACQUIRED FUND FEES AND EXPENSES.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

10  | USAA INCOME STOCK FUND

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                      LIPPER EQUITY       USAA INCOME STOCK FUND     RUSSELL 1000
                   INCOME FUNDS INDEX      INSTITUTIONAL SHARES     VALUE(R) INDEX
 7/31/2008             $10,000.00               $10,000.00            $10,000.00
 8/31/2008              10,108.31                10,208.00             10,169.88
 9/30/2008               9,309.73                 9,549.79              9,422.68
10/31/2008               7,790.03                 7,915.22              7,791.50
11/30/2008               7,267.31                 7,424.04              7,232.78
12/31/2008               7,416.05                 7,586.24              7,333.17
 1/31/2009               6,746.50                 6,838.98              6,489.93
 2/28/2009               6,003.90                 5,986.14              5,622.81
 3/31/2009               6,494.84                 6,424.15              6,103.58
 4/30/2009               7,110.06                 6,972.46              6,757.83
 5/31/2009               7,529.88                 7,332.54              7,175.71
 6/30/2009               7,514.85                 7,281.29              7,122.72
 7/31/2009               8,085.95                 7,832.53              7,705.72
 8/31/2009               8,446.54                 8,153.40              8,108.77
 9/30/2009               8,699.21                 8,412.89              8,422.06
10/31/2009               8,558.14                 8,264.14              8,164.31
11/30/2009               9,012.47                 8,702.14              8,624.47
12/31/2009               9,185.06                 8,872.16              8,777.09
 1/31/2010               8,891.31                 8,606.58              8,530.25
 2/28/2010               9,130.08                 8,847.27              8,799.51
 3/31/2010               9,647.12                 9,360.58              9,372.36
 4/30/2010               9,772.58                 9,477.17              9,614.87
 5/31/2010               9,037.86                 8,702.68              8,824.57
 6/30/2010               8,594.20                 8,211.94              8,327.80
 7/31/2010               9,203.56                 8,763.31              8,891.57
 8/31/2010               8,846.75                 8,437.50              8,511.11
 9/30/2010               9,554.73                 9,176.45              9,171.43
10/31/2010               9,840.24                 9,553.57              9,446.62
11/30/2010               9,794.78                 9,478.14              9,396.63
12/31/2010              10,474.37                10,040.92             10,138.07
 1/31/2011              10,703.56                10,343.66             10,367.40
 2/28/2011              11,052.90                10,772.54             10,749.80
 3/31/2011              11,087.38                10,778.44             10,792.50
 4/30/2011              11,445.63                11,191.70             11,079.88
 5/31/2011              11,341.23                11,065.19             10,962.82
 6/30/2011              11,144.74                10,913.10             10,738.04
 7/31/2011              10,819.50                10,591.63             10,381.87
 8/31/2011              10,269.90                 9,990.99              9,733.98
 9/30/2011               9,580.43                 9,341.93              8,998.35
10/31/2011              10,537.38                10,301.60             10,028.59
11/30/2011              10,558.35                10,335.57              9,976.61
12/31/2011              10,752.80                10,441.32             10,177.66
 1/31/2012              11,095.25                10,816.66             10,562.68

                                   [END CHART]

                  Data from 7/31/08 to 1/31/12.*

                  See page 9 for benchmark definitions.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Income Stock Fund Institutional Shares to the benchmarks.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

*The performance of the Lipper Equity Income Funds Index and the Russell 1000 Value(R) Index is calculated from the end of the month, July 31, 2008, while the Institutional Shares' inception date is August 1, 2008. There may be a slight variation of performance numbers because of this difference.

Indexes are unmanaged and you cannot invest directly in an index.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

                             TOP 10 EQUITY HOLDINGS
                                 AS OF 1/31/2012
                                (% of Net Assets)

Microsoft Corp. ....................................................        4.4%
Exxon Mobil Corp. ..................................................        2.5%
Abbott Laboratories ................................................        2.4%
UnitedHealth Group, Inc. ...........................................        1.9%
Wal-Mart Stores, Inc. ..............................................        1.9%
International Business Machines Corp. ..............................        1.9%
Oracle Corp. .......................................................        1.9%
Praxair, Inc. ......................................................        1.8%
Johnson & Johnson ..................................................        1.8%
Pfizer, Inc. .......................................................        1.7%

                    o SECTOR ASSET ALLOCATION -- 1/31/2012 o

                     [PIE CHART OF SECTOR ASSET ALLOCATION]

HEALTH CARE                                                                20.7%
INFORMATION TECHNOLOGY                                                     20.7%
FINANCIALS                                                                 11.9%
CONSUMER DISCRETIONARY                                                      9.2%
ENERGY                                                                      9.1%
CONSUMER STAPLES                                                            8.0%
INDUSTRIALS                                                                 7.9%
MATERIALS                                                                   3.4%
TELECOMMUNICATION SERVICES                                                  2.9%
UTILITIES                                                                   2.7%
SHORT-TERM INVESTMENTS                                                      2.9%

                                   [END CHART]

Percentages are of the net assets of the Fund and may not equal 100%.

You will find a complete list of securities that the Fund owns on pages 14-23.

================================================================================

12  | USAA INCOME STOCK FUND

================================================================================

SHAREHOLDER VOTING RESULTS

--------------------------------------------------------------------------------

On November 10, 2011, a meeting of shareholders was held to vote on a number of proposals relating to certain USAA mutual funds. However, all shareholders of record on September 16, 2011, were entitled to vote on the proposal shown below. The proposal was approved by the shareholders.

PROPOSAL

Election of new members to the Funds' Board of Trustees including the re-election of Robert L. Mason, Ph.D. and Michael F. Reimherr became effective January 1, 2012.

                         NUMBER OF SHARES VOTING
--------------------------------------------------------------------------------
TRUSTEES                                FOR                      VOTES WITHHELD
--------------------------------------------------------------------------------
Thomas F. Eggers                   6,660,811,393                   63,843,596
Daniel S. McNamara                 6,665,041,690                   59,613,299
Robert L. Mason, Ph.D.             6,673,454,396                   51,200,593
Michael F. Reimherr                6,655,017,938                   69,637,051
Paul L. McNamara                   6,652,482,258                   72,172,731
Barbara B. Ostdiek, Ph.D.          6,650,120,137                   74,534,852

================================================================================

                                                SHAREHOLDER VOTING RESULTS |  13

================================================================================

PORTFOLIO OF INVESTMENTS

January 31, 2012 (unaudited)

-------------------------------------------------------------------------------------------------
                                                                                           MARKET
NUMBER                                                                                      VALUE
OF SHARES    SECURITY                                                                       (000)
-------------------------------------------------------------------------------------------------
             EQUITY SECURITIES (96.5%)

             COMMON STOCKS (96.5%)

             CONSUMER DISCRETIONARY (9.2%)
             -----------------------------
             APPAREL RETAIL (1.7%)
    43,200   Gap, Inc.                                                                 $      820
   395,917   TJX Companies, Inc.                                                           26,978
                                                                                       ----------
                                                                                           27,798
                                                                                       ----------
             APPAREL, ACCESSORIES & LUXURY GOODS (0.1%)
    17,980   VF Corp.                                                                       2,364
                                                                                       ----------
             CABLE & SATELLITE (1.7%)
    11,800   Charter Communications, Inc. "A"*                                                680
   989,200   Comcast Corp. "A"                                                             25,215
    39,700   DISH Network Corp. "A"                                                         1,108
                                                                                       ----------
                                                                                           27,003
                                                                                       ----------
             CASINOS & GAMING (0.7%)
   713,000   International Game Technology                                                 11,358
                                                                                       ----------
             COMPUTER & ELECTRONICS RETAIL (0.1%)
    33,000   Best Buy Co., Inc.                                                               790
    26,000   GameStop Corp. "A"*                                                              608
                                                                                       ----------
                                                                                            1,398
                                                                                       ----------
             CONSUMER ELECTRONICS (0.0%)
    14,500   Garmin Ltd.                                                                      605
                                                                                       ----------
             DEPARTMENT STORES (0.8%)
   273,200   Kohl's Corp.                                                                  12,565
                                                                                       ----------
             DISTRIBUTORS (0.9%)
   223,400   Genuine Parts Co.                                                             14,248
                                                                                       ----------
             EDUCATION SERVICES (0.1%)
    31,200   Apollo Group, Inc. "A"*                                                        1,635
     1,100   ITT Educational Services, Inc.*                                                   73
       600   Strayer Education, Inc.                                                           65
                                                                                       ----------
                                                                                            1,773
                                                                                       ----------

================================================================================

14  | USAA INCOME STOCK FUND

================================================================================

-------------------------------------------------------------------------------------------------
                                                                                           MARKET
NUMBER                                                                                      VALUE
OF SHARES    SECURITY                                                                       (000)
-------------------------------------------------------------------------------------------------
             FOOTWEAR (0.2%)
    27,500   NIKE, Inc. "B"                                                            $    2,860
                                                                                       ----------
             GENERAL MERCHANDISE STORES (0.1%)
    26,100   Target Corp.                                                                   1,326
                                                                                       ----------
             HOME IMPROVEMENT RETAIL (0.1%)
    63,100   Lowe's Companies, Inc.                                                         1,693
       519   Orchard Supply Hardware Stores Corp. "A"*                                          9
                                                                                       ----------
                                                                                            1,702
                                                                                       ----------
             LEISURE PRODUCTS (0.1%)
    26,200   Mattel, Inc.                                                                     812
                                                                                       ----------
             MOVIES & ENTERTAINMENT (1.0%)
   427,150   Time Warner, Inc.                                                             15,830
                                                                                       ----------
             PUBLISHING (0.1%)
    26,500   McGraw-Hill Companies, Inc.                                                    1,219
                                                                                       ----------
             RESTAURANTS (0.6%)
   100,100   Darden Restaurants, Inc.                                                       4,592
    46,800   McDonald's Corp.                                                               4,635
                                                                                       ----------
                                                                                            9,227
                                                                                       ----------
             SPECIALIZED CONSUMER SERVICES (0.0%)
    42,000   H&R Block, Inc.                                                                  687
                                                                                       ----------
             SPECIALTY STORES (0.9%)
   957,500   Staples, Inc.                                                                 14,008
                                                                                       ----------
             Total Consumer Discretionary                                                 146,783
                                                                                       ----------
             CONSUMER STAPLES (8.0%)
             -----------------------
             DRUG RETAIL (0.9%)
   201,700   CVS Caremark Corp.                                                             8,421
   161,200   Walgreen Co.                                                                   5,378
                                                                                       ----------
                                                                                           13,799
                                                                                       ----------
             FOOD DISTRIBUTORS (0.1%)
    47,200   Sysco Corp.                                                                    1,421
                                                                                       ----------
             FOOD RETAIL (0.2%)
    98,400   Kroger Co.                                                                     2,338
    44,400   Safeway, Inc.                                                                    976
     8,000   SUPERVALU, Inc.                                                                   55
                                                                                       ----------
                                                                                            3,369
                                                                                       ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

-------------------------------------------------------------------------------------------------
                                                                                           MARKET
NUMBER                                                                                      VALUE
OF SHARES    SECURITY                                                                       (000)
-------------------------------------------------------------------------------------------------
             HOUSEHOLD PRODUCTS (2.0%)
    11,800   Church & Dwight Co., Inc.                                                 $      535
    10,900   Clorox Co.                                                                       749
   168,500   Colgate-Palmolive Co.                                                         15,286
    46,400   Kimberly-Clark Corp.                                                           3,321
   192,200   Procter & Gamble Co.                                                          12,116
                                                                                       ----------
                                                                                           32,007
                                                                                       ----------
             HYPERMARKETS & SUPER CENTERS (1.9%)
   493,800   Wal-Mart Stores, Inc.                                                         30,299
                                                                                       ----------
             PACKAGED FOODS & MEAT (0.5%)
    39,300   General Mills, Inc.                                                            1,565
    12,500   Hershey Co.                                                                      764
     9,300   J.M. Smucker Co.                                                                 733
    22,000   Kellogg Co.                                                                    1,089
    46,300   Kraft Foods, Inc. "A"                                                          1,773
    22,700   Smithfield Foods, Inc.*                                                          507
    41,500   Tyson Foods, Inc. "A"                                                            774
                                                                                       ----------
                                                                                            7,205
                                                                                       ----------
             PERSONAL PRODUCTS (0.0%)
    10,300   Herbalife Ltd.                                                                   596
                                                                                       ----------
             SOFT DRINKS (1.4%)
   129,900   Coca-Cola Co.                                                                  8,772
   203,100   PepsiCo, Inc.                                                                 13,338
                                                                                       ----------
                                                                                           22,110
                                                                                       ----------
             TOBACCO (1.0%)
    95,800   Altria Group, Inc.                                                             2,721
    21,120   Lorillard, Inc.                                                                2,268
   120,600   Philip Morris International, Inc.                                              9,017
    62,600   Reynolds American, Inc.                                                        2,456
                                                                                       ----------
                                                                                           16,462
                                                                                       ----------
             Total Consumer Staples                                                       127,268
                                                                                       ----------
             ENERGY (9.1%)
             -------------
             INTEGRATED OIL & GAS (6.3%)
   223,891   Chevron Corp.                                                                 23,079
   318,514   ConocoPhillips                                                                21,726
   481,255   Exxon Mobil Corp.                                                             40,300
   155,158   Occidental Petroleum Corp.                                                    15,480
                                                                                       ----------
                                                                                          100,585
                                                                                       ----------

================================================================================

16  | USAA INCOME STOCK FUND

================================================================================

-------------------------------------------------------------------------------------------------
                                                                                           MARKET
NUMBER                                                                                      VALUE
OF SHARES    SECURITY                                                                       (000)
-------------------------------------------------------------------------------------------------
             OIL & GAS EQUIPMENT & SERVICES (1.9%)
   287,785   Cameron International Corp.*                                              $   15,310
   196,706   National-Oilwell Varco, Inc.                                                  14,552
       300   Oil States International, Inc.*                                                   24
                                                                                       ----------
                                                                                           29,886
                                                                                       ----------
             OIL & GAS EXPLORATION & PRODUCTION (0.8%)
   188,750   Devon Energy Corp.                                                            12,044
    55,300   Marathon Oil Corp.                                                             1,736
                                                                                       ----------
                                                                                           13,780
                                                                                       ----------
             OIL & GAS REFINING & MARKETING (0.1%)
    56,000   Valero Energy Corp.                                                            1,344
                                                                                       ----------
             Total Energy                                                                 145,595
                                                                                       ----------
             FINANCIALS (11.9%)
             ------------------
             ASSET MANAGEMENT & CUSTODY BANKS (2.5%)
   324,800   Ameriprise Financial, Inc.                                                    17,393
    82,070   BlackRock, Inc. "A"                                                           14,937
    73,740   Franklin Resources, Inc.                                                       7,824
                                                                                       ----------
                                                                                           40,154
                                                                                       ----------
             CONSUMER FINANCE (0.9%)
   228,900   American Express Co.                                                          11,477
    48,100   Capital One Financial Corp.                                                    2,201
                                                                                       ----------
                                                                                           13,678
                                                                                       ----------
             DIVERSIFIED BANKS (0.4%)
   233,100   Wells Fargo & Co.                                                              6,809
                                                                                       ----------
             INSURANCE BROKERS (0.6%)
   298,200   Marsh & McLennan Companies, Inc.                                               9,420
                                                                                       ----------
             INVESTMENT BANKING & BROKERAGE (0.8%)
   812,400   TD Ameritrade Holding Corp.                                                   13,088
                                                                                       ----------
             LIFE & HEALTH INSURANCE (2.1%)
     1,900   Delphi Financial Group, Inc. "A"                                                  84
   413,100   MetLife, Inc.                                                                 14,595
     2,600   Protective Life Corp.                                                             65
   312,350   Prudential Financial, Inc.                                                    17,879
                                                                                       ----------
                                                                                           32,623
                                                                                       ----------
             MULTI-LINE INSURANCE (0.1%)
    10,900   American Financial Group, Inc.                                                   400
       800   American National Insurance Co.                                                   58
    44,600   Hartford Financial Services Group, Inc.                                          781
                                                                                       ----------
                                                                                            1,239
                                                                                       ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

-------------------------------------------------------------------------------------------------
                                                                                           MARKET
NUMBER                                                                                      VALUE
OF SHARES    SECURITY                                                                       (000)
-------------------------------------------------------------------------------------------------
             OTHER DIVERSIFIED FINANCIAL SERVICES (0.9%)
   587,538   Bank of America Corp.                                                     $    4,189
   273,600   JPMorgan Chase & Co.                                                          10,205
                                                                                       ----------
                                                                                           14,394
                                                                                       ----------
             PROPERTY & CASUALTY INSURANCE (0.8%)
    24,500   Chubb Corp.                                                                    1,652
   197,950   Travelers Companies, Inc.                                                     11,540
                                                                                       ----------
                                                                                           13,192
                                                                                       ----------
             REGIONAL BANKS (0.6%)
       100   BOK Financial Corp.                                                                6
   226,450   CIT Group, Inc.*                                                               8,637
    25,700   PNC Financial Services Group, Inc.                                             1,514
                                                                                       ----------
                                                                                           10,157
                                                                                       ----------
             REINSURANCE (0.0%)
     1,600   Endurance Specialty Holdings Ltd.                                                 60
     7,800   Reinsurance Group of America, Inc. "A"                                           425
                                                                                       ----------
                                                                                              485
                                                                                       ----------
             REITs - MORTGAGE (0.1%)
    87,500   Annaly Capital Management, Inc.                                                1,473
                                                                                       ----------
             REITs - SPECIALIZED (1.3%)
   343,500   Ventas, Inc.                                                                  20,029
                                                                                       ----------
             SPECIALIZED FINANCE (0.8%)
   505,950   NYSE Euronext                                                                 13,438
                                                                                       ----------
             Total Financials                                                             190,179
                                                                                       ----------
             HEALTH CARE (20.7%)
             -------------------
             BIOTECHNOLOGY (1.5%)
   193,600   Amgen, Inc.                                                                   13,148
    28,810   Biogen Idec, Inc.*                                                             3,397
   152,400   Gilead Sciences, Inc.*                                                         7,443
                                                                                       ----------
                                                                                           23,988
                                                                                       ----------
             HEALTH CARE DISTRIBUTORS (0.4%)
    43,400   AmerisourceBergen Corp.                                                        1,691
    46,600   Cardinal Health, Inc.                                                          2,005
    34,200   McKesson Corp.                                                                 2,795
                                                                                       ----------
                                                                                            6,491
                                                                                       ----------
             HEALTH CARE EQUIPMENT (1.6%)
    96,400   Baxter International, Inc.                                                     5,348
    21,700   Becton, Dickinson and Co.                                                      1,702
   111,100   Boston Scientific Corp.*                                                         662

================================================================================

18  | USAA INCOME STOCK FUND

================================================================================

-------------------------------------------------------------------------------------------------
                                                                                           MARKET
NUMBER                                                                                      VALUE
OF SHARES    SECURITY                                                                       (000)
-------------------------------------------------------------------------------------------------
    10,400   C.R. Bard, Inc.                                                           $      962
    39,500   Covidien plc                                                                   2,034
   228,200   Medtronic, Inc.                                                                8,802
    35,200   St. Jude Medical, Inc.                                                         1,468
    28,400   Stryker Corp.                                                                  1,574
    39,500   Zimmer Holdings, Inc.*                                                         2,400
                                                                                       ----------
                                                                                           24,952
                                                                                       ----------
             HEALTH CARE FACILITIES (0.0%)
     6,400   Community Health Systems, Inc.*                                                  120
                                                                                       ----------
             HEALTH CARE SERVICES (3.0%)
   293,650   DaVita, Inc.*                                                                 24,023
    25,100   Express Scripts, Inc.*                                                         1,284
   220,950   Laboratory Corp. of America Holdings*                                         20,193
    14,600   Omnicare, Inc.                                                                   479
    28,100   Quest Diagnostics, Inc.                                                        1,632
                                                                                       ----------
                                                                                           47,611
                                                                                       ----------
             HEALTH CARE SUPPLIES (0.0%)
     2,500   Alere, Inc.*                                                                      60
                                                                                       ----------
             LIFE SCIENCES TOOLS & SERVICES (1.3%)
   409,300   Thermo Fisher Scientific, Inc.*                                               21,652
                                                                                       ----------
             MANAGED HEALTH CARE (3.9%)
   542,700   Aetna, Inc.                                                                   23,716
    25,100   Coventry Health Care, Inc.*                                                      755
    26,100   Humana, Inc.                                                                   2,324
   600,295   UnitedHealth Group, Inc.                                                      31,089
    67,369   WellPoint, Inc.                                                                4,333
                                                                                       ----------
                                                                                           62,217
                                                                                       ----------
             PHARMACEUTICALS (9.0%)
   710,900   Abbott Laboratories                                                           38,495
    17,100   Allergan, Inc.                                                                 1,503
   313,300   Bristol-Myers Squibb Co.                                                      10,101
   269,800   Eli Lilly and Co.                                                             10,722
    14,100   Endo Pharmaceuticals Holdings, Inc.*                                             524
    54,700   Forest Laboratories, Inc.*                                                     1,738
   429,200   Johnson & Johnson                                                             28,289
   668,100   Merck & Co., Inc.                                                             25,562
 1,287,802   Pfizer, Inc.                                                                  27,559
                                                                                       ----------
                                                                                          144,493
                                                                                       ----------
             Total Health Care                                                            331,584
                                                                                       ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

-------------------------------------------------------------------------------------------------
                                                                                           MARKET
NUMBER                                                                                      VALUE
OF SHARES    SECURITY                                                                       (000)
-------------------------------------------------------------------------------------------------
             INDUSTRIALS (7.9%)
             ------------------
             AEROSPACE & DEFENSE (3.0%)
     1,000   Alliant Techsystems, Inc.                                                 $       59
   338,000   Boeing Co.                                                                    25,073
    45,100   General Dynamics Corp.                                                         3,119
    18,400   L-3 Communications Holdings, Inc.                                              1,302
    23,430   Lockheed Martin Corp.                                                          1,929
    41,800   Northrop Grumman Corp.                                                         2,427
    34,600   Raytheon Co.                                                                   1,660
   220,950   Rockwell Collins, Inc.                                                        12,791
                                                                                       ----------
                                                                                           48,360
                                                                                       ----------
             COMMERCIAL PRINTING (0.0%)
    23,700   R.R. Donnelley & Sons Co.                                                        269
                                                                                       ----------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.7%)
   124,299   Deere & Co.                                                                   10,708
     8,500   Oshkosh Corp.*                                                                   207
                                                                                       ----------
                                                                                           10,915
                                                                                       ----------
             ENVIRONMENTAL & FACILITIES SERVICES (1.2%)
   566,550   Waste Management, Inc.                                                        19,693
                                                                                       ----------
             INDUSTRIAL CONGLOMERATES (2.0%)
    41,700   3M Co.                                                                         3,616
   430,100   Danaher Corp.                                                                 22,584
   270,700   General Electric Co.                                                           5,065
                                                                                       ----------
                                                                                           31,265
                                                                                       ----------
             INDUSTRIAL MACHINERY (0.9%)
   428,000   Ingersoll-Rand plc                                                            14,954
                                                                                       ----------
             TRADING COMPANIES & DISTRIBUTORS (0.1%)
     4,760   W.W. Grainger, Inc.                                                              908
                                                                                       ----------
             Total Industrials                                                            126,364
                                                                                       ----------
             INFORMATION TECHNOLOGY (20.7%)
             ------------------------------
             APPLICATION SOFTWARE (0.1%)
    18,200   Intuit, Inc.                                                                   1,027
     3,200   Quest Software, Inc.*                                                             65
                                                                                       ----------
                                                                                            1,092
                                                                                       ----------
             COMMUNICATIONS EQUIPMENT (0.7%)
   346,300   Cisco Systems, Inc.                                                            6,798
    81,700   QUALCOMM, Inc.                                                                 4,806
                                                                                       ----------
                                                                                           11,604
                                                                                       ----------

================================================================================

20  | USAA INCOME STOCK FUND

================================================================================

-------------------------------------------------------------------------------------------------
                                                                                           MARKET
NUMBER                                                                                      VALUE
OF SHARES    SECURITY                                                                       (000)
-------------------------------------------------------------------------------------------------
             COMPUTER HARDWARE (2.9%)
    44,330   Apple, Inc.*                                                              $   20,236
 1,224,000   Dell, Inc.*                                                                   21,089
   189,200   Hewlett-Packard Co.                                                            5,294
                                                                                       ----------
                                                                                           46,619
                                                                                       ----------
             COMPUTER STORAGE & PERIPHERALS (0.1%)
    24,900   Western Digital Corp.*                                                           905
                                                                                       ----------
             DATA PROCESSING & OUTSOURCED SERVICES (2.6%)
     4,740   Alliance Data Systems Corp.*                                                     525
     1,300   DST Systems, Inc.                                                                 64
   473,719   Fidelity National Information Services, Inc.                                  13,529
     7,000   Lender Processing Services, Inc.                                                 116
   273,200   Visa, Inc. "A"                                                                27,495
                                                                                       ----------
                                                                                           41,729
                                                                                       ----------
             ELECTRONIC COMPONENTS (0.7%)
   897,950   Corning, Inc.                                                                 11,557
                                                                                       ----------
             HOME ENTERTAINMENT SOFTWARE (0.7%)
    66,000   Activision Blizzard, Inc.                                                        814
   590,400   Electronic Arts, Inc.*                                                        10,964
                                                                                       ----------
                                                                                           11,778
                                                                                       ----------
             INTERNET SOFTWARE & SERVICES (1.6%)
     4,100   AOL, Inc.*                                                                        67
    61,500   eBay, Inc.*                                                                    1,943
    15,730   Google, Inc. "A"*                                                              9,125
    12,100   IAC/InterActiveCorp.                                                             521
   930,500   Yahoo!, Inc.*                                                                 14,395
                                                                                       ----------
                                                                                           26,051
                                                                                       ----------
             IT CONSULTING & OTHER SERVICES (2.4%)
   114,400   Accenture plc "A"                                                              6,559
    27,300   Amdocs Ltd.*                                                                     804
   157,190   International Business Machines Corp.                                         30,275
                                                                                       ----------
                                                                                           37,638
                                                                                       ----------
             SEMICONDUCTOR EQUIPMENT (0.6%)
   768,050   Applied Materials, Inc.                                                        9,432
                                                                                       ----------
             SEMICONDUCTORS (1.8%)
   259,900   Intel Corp.                                                                    6,866
   657,250   Texas Instruments, Inc.                                                       21,282
                                                                                       ----------
                                                                                           28,148
                                                                                       ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

-------------------------------------------------------------------------------------------------
                                                                                           MARKET
NUMBER                                                                                      VALUE
OF SHARES    SECURITY                                                                       (000)
-------------------------------------------------------------------------------------------------
             SYSTEMS SOFTWARE (6.4%)
 2,387,150   Microsoft Corp.                                                           $   70,492
 1,066,900   Oracle Corp.                                                                  30,087
   137,400   Symantec Corp.*                                                                2,362
                                                                                       ----------
                                                                                          102,941
                                                                                       ----------
             TECHNOLOGY DISTRIBUTORS (0.1%)
    14,100   Arrow Electronics, Inc.*                                                         583
    21,400   Ingram Micro, Inc. "A"*                                                          406
                                                                                       ----------
                                                                                              989
                                                                                       ----------
             Total Information Technology                                                 330,483
                                                                                       ----------
             MATERIALS (3.4%)
             ----------------
             DIVERSIFIED CHEMICALS (0.9%)
   277,400   E.I. du Pont de Nemours & Co.                                                 14,117
                                                                                       ----------
             INDUSTRIAL GASES (1.8%)
   271,150   Praxair, Inc.                                                                 28,796
                                                                                       ----------
             PAPER PRODUCTS (0.7%)
   346,300   International Paper Co.                                                       10,784
                                                                                       ----------
             Total Materials                                                               53,697
                                                                                       ----------
             TELECOMMUNICATION SERVICES (2.9%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (2.9%)
   597,195   AT&T, Inc.                                                                    17,564
   536,244   CenturyLink, Inc.                                                             19,857
   236,388   Verizon Communications, Inc.                                                   8,902
                                                                                       ----------
             Total Telecommunication Services                                              46,323
                                                                                       ----------
             UTILITIES (2.7%)
             ----------------
             ELECTRIC UTILITIES (0.1%)
    21,200   FirstEnergy Corp.                                                                895
                                                                                       ----------
             GAS UTILITIES (0.0%)
       100   ONEOK, Inc.                                                                        8
                                                                                       ----------
             MULTI-UTILITIES (2.6%)
   449,200   NSTAR                                                                         20,183
   639,950   Wisconsin Energy Corp.                                                        21,758
                                                                                       ----------
                                                                                           41,941
                                                                                       ----------
             Total Utilities                                                               42,844
                                                                                       ----------
             Total Common Stocks (cost: $1,319,893)                                     1,541,120
                                                                                       ----------

================================================================================

22  | USAA INCOME STOCK FUND

================================================================================

-------------------------------------------------------------------------------------------------
                                                                                           MARKET
NUMBER                                                                                      VALUE
OF SHARES    SECURITY                                                                       (000)
-------------------------------------------------------------------------------------------------
             PREFERRED SECURITIES (0.0%)

             CONSUMER DISCRETIONARY (0.0%)
             -----------------------------
             HOME IMPROVEMENT RETAIL (0.0%)
       519   Orchard Supply Hardware Stores Corp.* (cost: $1)                          $        1
                                                                                       ----------
             Total Equity Securities (cost: $1,319,894)                                 1,541,121
                                                                                       ----------

             MONEY MARKET INSTRUMENTS (2.9%)

             MONEY MARKET FUNDS (2.9%)
46,286,610   State Street Institutional Liquid Reserve Fund, 0.18%(a) (cost: $46,287)      46,287
                                                                                       ----------

             TOTAL INVESTMENTS (COST: $1,366,181)                                      $1,587,408
                                                                                       ==========

---------------------------------------------------------------------------------------------------
($ IN 000s)                                             VALUATION HIERARCHY
---------------------------------------------------------------------------------------------------
                                         (LEVEL 1)           (LEVEL 2)      (LEVEL 3)
                                     QUOTED PRICES   OTHER SIGNIFICANT    SIGNIFICANT
                                 IN ACTIVE MARKETS          OBSERVABLE   UNOBSERVABLE
ASSETS                        FOR IDENTICAL ASSETS              INPUTS         INPUTS         TOTAL
---------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                         $1,541,120                  $-             $-    $1,541,120
  Preferred Securities                           1                   -              -             1
Money Market Instruments:
  Money Market Funds                        46,287                   -              -        46,287
---------------------------------------------------------------------------------------------------
Total                                   $1,587,408                  $-             $-    $1,587,408
---------------------------------------------------------------------------------------------------

For the period of August 1, 2011, through January 31, 2012, there were no transfers of securities between levels. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

January 31, 2012 (unaudited)

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

    The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o   PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

    REIT  Real estate investment trust

o   SPECIFIC NOTES

    (a) Rate represents the money market fund annualized seven-day yield at January 31, 2012.

      * Non-income-producing security. As of January 31, 2012, 87.1% of the Fund's net assets were invested in dividend-paying stocks.

See accompanying notes to financial statements.

================================================================================

24  | USAA INCOME STOCK FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

January 31, 2012 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (cost of $1,366,181)            $1,587,408
   Receivables:
      Capital shares sold:
         Affiliated transactions (Note 8)                                            203
         Nonaffiliated transactions                                                  969
      Dividends and interest                                                       1,631
      Securities sold                                                             10,000
                                                                              ----------
         Total assets                                                          1,600,211
                                                                              ----------
LIABILITIES
   Payables:
      Payable for return of collateral for securities loaned (Note 5)                229
      Securities purchased                                                           731
      Capital shares redeemed                                                        737
   Accrued management fees                                                           626
   Accrued transfer agent's fees                                                      88
   Other accrued expenses and payables                                               119
                                                                              ----------
         Total liabilities                                                         2,530
                                                                              ----------
            Net assets applicable to capital shares outstanding               $1,597,681
                                                                              ==========
NET ASSETS CONSIST OF:
   Paid-in capital                                                            $1,860,360
   Accumulated undistributed net investment income                                 1,062
   Accumulated net realized loss on investments                                 (484,968)
   Net unrealized appreciation of investments                                    221,227
                                                                              ----------
            Net assets applicable to capital shares outstanding               $1,597,681
                                                                              ==========
   Net asset value, redemption price, and offering price per share:
      Fund Shares (net assets of $1,436,082/113,188 shares outstanding)       $    12.69
                                                                              ==========
      Institutional Shares (net assets of $161,599/12,742
         shares outstanding)                                                  $    12.68
                                                                              ==========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  25

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Six-month period ended January 31, 2012 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends                                                             $17,473
   Interest                                                                   35
   Securities lending (net)                                                   40
                                                                         -------
         Total income                                                     17,548
                                                                         -------
EXPENSES
   Management fees                                                         3,533
   Administration and servicing fees:
      Fund Shares                                                          1,023
      Institutional Shares                                                    73
   Transfer agent's fees:
      Fund Shares                                                          1,373
      Institutional Shares                                                    73
   Custody and accounting fees:
      Fund Shares                                                             96
      Institutional Shares                                                    11
   Postage:
      Fund Shares                                                             55
   Shareholder reporting fees:
      Fund Shares                                                             30
   Trustees' fees                                                              7
   Registration fees:
      Fund Shares                                                             23
      Institutional Shares                                                     1
   Professional fees                                                          58
   Other                                                                      19
                                                                         -------
         Total expenses                                                    6,375
   Expenses paid indirectly:
      Fund Shares                                                             (3)
                                                                         -------
         Net expenses                                                      6,372
                                                                         -------
NET INVESTMENT INCOME                                                     11,176
                                                                         -------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain                                                      28,407
   Change in net unrealized appreciation/depreciation                     (6,924)
                                                                         -------
         Net realized and unrealized gain                                 21,483
                                                                         -------
   Increase in net assets resulting from operations                      $32,659
                                                                         =======

See accompanying notes to financial statements.

================================================================================

26  | USAA INCOME STOCK FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Six-month period ended January 31, 2012 (unaudited), and year ended
July 31, 2011

--------------------------------------------------------------------------------

                                                                  1/31/2012       7/31/2011
-------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                         $   11,176      $   16,596
   Net realized gain on investments                                  28,407          63,456
   Change in net unrealized appreciation/depreciation
      of investments                                                 (6,924)        187,666
                                                                 --------------------------
      Increase in net assets resulting from operations               32,659         267,718
                                                                 --------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Fund Shares                                                    (9,739)        (14,580)
      Institutional Shares                                           (1,304)         (1,464)
                                                                 --------------------------
         Distribution to shareholders                               (11,043)        (16,044)
                                                                 --------------------------
NET INCREASE IN NET ASSETS FROM
CAPITAL SHARE TRANSACTIONS (NOTE 6)
   Fund Shares                                                      (21,771)        (22,440)
   Institutional Shares                                              13,180          38,843
                                                                 --------------------------
      Total net increase (decrease) in net assets from
         capital share transactions                                  (8,591)         16,403
                                                                 --------------------------
   Net increase in net assets                                        13,025         268,077
NET ASSETS
   Beginning of period                                            1,584,656       1,316,579
                                                                 --------------------------
   End of period                                                 $1,597,681      $1,584,656
                                                                 ==========================
Accumulated undistributed net investment income:
   End of period                                                 $    1,062      $      929
                                                                 ==========================

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  27

================================================================================

NOTES TO FINANCIAL STATEMENTS

January 31, 2012 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 46 separate funds. The information presented in this semiannual report pertains only to the USAA Income Stock Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is current income with the prospect of increasing dividend income and the potential for capital appreciation.

The Fund has two classes of shares: Income Stock Fund Shares (Fund Shares) and Income Stock Fund Institutional Shares (Institutional Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are currently offered for sale only to the USAA Target Retirement Funds (Target Funds) or through a USAA managed account program and not to the general public. The Target Funds are managed by USAA Asset Management Company (the Manager), an affiliate of the Fund.

================================================================================

28  | USAA INCOME STOCK FUND

================================================================================

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

    2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadvisers have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  29

================================================================================

        or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

    3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

    4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

    5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

    6. Repurchase agreements are valued at cost, which approximates market value.

    7. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadvisers, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be

================================================================================

30  | USAA INCOME STOCK FUND

================================================================================

        priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  31

================================================================================

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

E. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

F. FOREIGN CURRENCY TRANSLATIONS -- The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

    1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

================================================================================

32  | USAA INCOME STOCK FUND

================================================================================

    2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

    The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

    Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

G. EXPENSES PAID INDIRECTLY -- A portion of the brokerage commissions that the Fund pays may be recaptured as a credit that is tracked and used by the custodian to directly reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended January 31, 2012, brokerage commission recapture credits reduced the expenses of the Fund Shares by $3,000.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  33

================================================================================

    a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

I. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.5 basis points of the amount of the committed loan agreement. Prior to September 24, 2011, the funds were assessed a proportionate share of CAPCO's operating expenses, and the maximum annual facility fee was 0.10% of the committed loan agreement. The facility fees are allocated among the funds based on their respective average net assets for the period.

For the six-month period ended January 31, 2012, the Fund paid CAPCO facility fees of $4,000, which represents 3.0% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended January 31, 2012.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of July 31, 2012, in accordance with applicable tax law.

================================================================================

34  | USAA INCOME STOCK FUND

================================================================================

Distributions of net investment income are made quarterly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted, which changed various rules governing the tax treatment of regulated investment companies. The changes made under the Act are generally effective for years beginning after the date of enactment. Under the Act, net capital losses may be carried forward indefinitely, and they retain their character as short-term and or long-term capital losses. Under pre-enactment law, net capital losses could be carried forward for eight years and treated as short-term capital losses, irrespective of the character of the original capital loss. As a transition rule, the Act requires that post-enactment capital loss carryforwards be used before pre-enactment capital loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused. At July 31, 2011, the Fund had pre-enactment capital loss carryforwards of $503,313,000, for federal income tax purposes, which, if not offset by subsequent capital gains, will expire between 2017 and 2018, as shown below. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used or expire.

 PRE-ENACTMENT CAPITAL LOSS CARRYFORWARDS
------------------------------------------
  EXPIRES                        BALANCE
-----------                   ------------
   2017                       $205,871,000
   2018                        297,442,000
                              ------------
                   Total      $503,313,000
                              ============

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the six-month period, ended January 31, 2012, the

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  35

================================================================================

Fund did not incur any income tax, interest, or penalties. As of January 31, 2012, the Manager has reviewed all open tax years and concluded that there was no impact to the Fund's net assets or results of operations. Tax year ended July 31, 2011, and each of the three preceding fiscal years, remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended January 31, 2012, were $386,689,000 and $410,898,000, respectively.

As of January 31, 2012, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of January 31, 2012, were $253,255,000 and $32,028,000, respectively, resulting in net unrealized appreciation of $221,227,000.

(5) LENDING OF PORTFOLIO SECURITIES

The Fund, through its third-party securities-lending agent, Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Imbalances in cash collateral may occur on days where market volatility causes security prices to change significantly, and are adjusted the next business day. The Fund and Citibank retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral, net of any expenses associated with the lending transaction. Citibank receives no other fees

================================================================================

36  | USAA INCOME STOCK FUND

================================================================================

from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Citibank has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. For the six-month period ended January 31, 2012, the Fund received securities-lending income of $40,000, which is net of the 20% income retained by Citibank. As of January 31, 2012, the Fund had no securities on loan. However, a payable to Lehman Brothers, Inc. of $229,000 remains for unclaimed cash collateral and interest on prior lending securities.

(6) CAPITAL SHARE TRANSACTIONS

At January 31, 2012, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

Capital share transactions for the Institutional Shares resulted from purchases and sales by the affiliated Target Funds. Capital share transactions for all classes were as follows, in thousands:

                                            SIX-MONTH PERIOD ENDED          YEAR ENDED
                                                  1/31/2012                  7/31/2011
-------------------------------------------------------------------------------------------
                                             SHARES       AMOUNT        SHARES      AMOUNT
                                             ----------------------------------------------
FUND SHARES:
Shares sold                                   6,338      $  74,917       16,985   $ 205,790
Shares issued from reinvested
 dividends                                      808          9,301        1,154      13,890
Shares redeemed                              (8,925)      (105,989)     (20,189)   (242,120)
                                             ----------------------------------------------
Net decrease from capital share
 transactions                                (1,779)     $ (21,771)      (2,050)  $ (22,440)
                                             ==============================================
INSTITUTIONAL SHARES:
Shares sold                                   4,689      $  55,614        4,293   $  52,360
Shares issued from reinvested
 dividends                                      114          1,304          121       1,464
Shares redeemed                              (3,578)       (43,738)      (1,281)    (14,981)
                                             ----------------------------------------------
Net increase from capital share
 transactions                                 1,225      $  13,180        3,133   $  38,843
                                             ==============================================

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  37

================================================================================

(7) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Trust's Board of Trustees. The Manager is authorized to select (with approval of the Trust's Board of Trustees and without shareholder approval) one or more subadvisers to manage the actual day-to-day investment of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Trust's Board of Trustees as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

    The investment management fee for the Fund is composed of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.50% of the Fund's average net assets for the fiscal year.

    The performance adjustment is calculated separately for each share class on a monthly basis by comparing each class's performance to that of the Lipper Equity Income Funds Index over the performance period. The Lipper Equity Income Funds Index tracks the total return performance of the 30 largest funds in the Lipper Equity Income Funds category. The performance period for each class consists of the current month plus the previous 35 months. The performance adjustment for the Institutional Shares includes the performance of

================================================================================

38  | USAA INCOME STOCK FUND

================================================================================

    the Fund Shares for periods prior to August 1, 2008. The following table is utilized to determine the extent of the performance adjustment:

OVER/UNDER PERFORMANCE                ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                  AS A % OF THE FUND'S AVERAGE NET ASSETS(1)
--------------------------------------------------------------------------------
+/- 1.00% to 4.00%                    +/- 0.04%
+/- 4.01% to 7.00%                    +/- 0.05%
+/- 7.01% and greater                 +/- 0.06%

    (1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%. Average net assets are calculated over a rolling 36-month period.

    Each class's annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is the performance adjustment; a positive adjustment in the case of overperformance, or a negative adjustment in the case of underperformance.

    Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Equity Income Funds Index over that period, even if the class had overall negative returns during the performance period.

    For the six-month period ended January 31, 2012, the Fund incurred total management fees, paid or payable to the Manager, of $3,533,000, which included a performance adjustment for the Fund Shares and Institutional Shares of $(259,000) and $(16,000), respectively. For the Fund Shares and Institutional Shares, the performance adjustments were (0.02)% and (0.01)%, respectively.

B. SUBADVISORY ARRANGEMENT -- The Manager has entered into investment subadvisory agreements with Grantham, Mayo, Van Otterloo & Co. LLC (GMO) and Epoch Investment Partners, Inc. (Epoch), under which GMO and Epoch direct the investment and reinvestment of portions of the Fund's assets (as allocated from time to time by the Manager).

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  39

================================================================================

    The Manager (not the Fund) pays GMO a subadvisory fee in the annual amount of 0.18% of the portion of the Fund's average daily net assets that GMO manages. For the six-month period ended January 31, 2012, the Manager incurred subadvisory fees, paid or payable to GMO of $535,000.

    The Manager (not the Fund) pays Epoch a subadvisory fee on the Fund's average daily net assets that Epoch manages, in the annual amount of 0.40% on the first $200 million of assets and 0.35% on the next $400 million of assets. Once assets that Epoch manages reach $600 million, the subadvisory fee changes to an annual amount of 0.30% on the first $600 million of assets and 0.25% on the next $400 million of assets. Once assets that Epoch manages reach $1 billion, fees will be renegotiated. For the six-month period ended January 31, 2012, the Manager incurred subadvisory fees, paid or payable to Epoch of 1,235,000.

C. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of average net assets of the Fund Shares, and 0.10% of average net assets of the Institutional Shares. Prior to September 1, 2011, the Manager received a fee accrued daily and paid monthly at an annualized rate of 0.05% of average net assets of the Institutional Shares. For the six-month period ended January 31, 2012, the Fund Shares and Institutional Shares incurred administration and servicing fees, paid or payable to the Manager, of $1,023,000 and $73,000, respectively.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended January 31, 2012, the Fund reimbursed the Manager $23,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

================================================================================

40  | USAA INCOME STOCK FUND

================================================================================

D. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund. Transfer agent's fees for Fund Shares are paid monthly based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. The Fund Shares also pay SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. Transfer agent's fees for Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10% of the Institutional Shares' average net assets, plus out-of-pocket expenses. Prior to September 1, 2011, the Manager received a fee accrued daily and paid monthly at an annualized rate of 0.05% of average net assets of the Institutional Shares, plus out-of-pocket expenses. For the six-month period ended January 31, 2012, the Fund Shares and Institutional Shares incurred transfer agent's fees, paid or payable to SAS, of $1,373,000 and $73,000, respectively.

E. UNDERWRITING SERVICES -- USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

(8) TRANSACTIONS WITH AFFILIATES

The Fund is one of 14 USAA mutual funds in which the affiliated Target Funds may invest. The Target Funds do not invest in the Fund for the purpose of exercising management or control. As of January 31, 2012, the Fund recorded a receivable for capital shares sold of $203,000 for the Target Funds' purchases of Institutional Shares. As of January 31, 2012, the Target Funds owned the following percent of the total outstanding shares of the Fund:

                                                                     OWNERSHIP %
--------------------------------------------------------------------------------
USAA Target Retirement Income Fund                                       0.5%
USAA Target Retirement 2020 Fund                                         1.2
USAA Target Retirement 2030 Fund                                         2.7
USAA Target Retirement 2040 Fund                                         3.4
USAA Target Retirement 2050 Fund                                         1.9

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  41

================================================================================

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(9) NEW ACCOUNTING PRONOUNCEMENT

    FAIR VALUE MEASUREMENTS -- In May 2011, the Financial Accounting Standards Board (FASB) and the International Accounting Standards Board (IASB) issued converged guidance on fair value measurements regarding the principles of fair value measurement and financial reporting. A number of new disclosures are required, including quantitative information and a qualitative discussion about significant unobservable inputs used for all Level 3 measurements, a description of the Manager's valuation processes, and all transfers between levels of the fair value hierarchy, rather than significant transfers only. The amended guidance is effective for financial statements for interim and annual periods beginning after December 15, 2011. The Manager has evaluated the impact of this guidance noting that the only impact is to the Fund's financial statement disclosures.

================================================================================

42  | USAA INCOME STOCK FUND

================================================================================

(10) FINANCIAL HIGHLIGHTS -- FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                 SIX-MONTH
                               PERIOD ENDED
                                JANUARY 31,                       YEAR ENDED JULY 31,
                             --------------------------------------------------------------------------------
                                   2012          2011          2010          2009          2008          2007
                             --------------------------------------------------------------------------------
Net asset value at
  beginning of period        $    12.53    $    10.50    $     9.53    $    12.53    $    16.64    $    16.11
                             --------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income             .09           .13           .13           .24           .30           .30
  Net realized and
    unrealized gain (loss)          .16          2.03           .98         (3.00)        (2.95)         1.42
                             --------------------------------------------------------------------------------
Total from investment
  operations                        .25          2.16          1.11         (2.76)        (2.65)         1.72
                             --------------------------------------------------------------------------------
Less distributions from:
  Net investment income            (.09)         (.13)         (.14)         (.24)         (.31)         (.30)
  Realized capital gains              -             -             -             -         (1.15)         (.89)
                             --------------------------------------------------------------------------------
Total distributions                (.09)         (.13)         (.14)         (.24)        (1.46)        (1.19)
                             --------------------------------------------------------------------------------
Net asset value at end
  of period                  $    12.69    $    12.53    $    10.50    $     9.53    $    12.53    $    16.64
                             ================================================================================
Total return (%)*                  2.03         20.59         11.65(b)     (21.98)       (17.25)        10.66(a)
Net assets at end
  of period (000)            $1,436,082    $1,440,420    $1,228,596    $1,190,258    $1,758,083    $2,296,206
Ratios to average
  net assets:**
  Expenses (%)(c)                   .85(d)        .84           .84(b)        .89           .80           .82(a)
  Net investment
    income (%)                     1.45(d)       1.08          1.26          2.50          2.06          1.77
Portfolio turnover (%)               26            38           107            85            91            74

  *  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 **  For the six-month period ended January 31, 2012, average net assets were $1,356,040,000.
(a)  For the year ended July 31, 2007, SAS voluntarily reimbursed the Fund Shares for a portion of the transfer agent's fees incurred. The reimbursement had no effect on the Fund Shares' total return or ratio of expenses to average net assets.
(b)  For the year ended July 31, 2010, SAS reimbursed the Fund Shares $233,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund Shares' total return was less than 0.01%. The reimbursement decreased the Fund
     Shares' expense ratios by 0.02%. This decrease is excluded from the expense ratios in the
     Financial Highlights table.
(c)  Reflects total operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratios as follows:
                                   (.00%)(+)     (.00%)(+)     (.00%)(+)     (.01%)        (.02%)        (.01%)
     (+) Represents less than 0.01% of average net assets.
(d)  Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  43

================================================================================

(10) FINANCIAL HIGHLIGHTS (CONTINUED) -- INSTITUTIONAL SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                SIX-MONTH
                                              PERIOD ENDED    YEAR ENDED JULY 31,      PERIOD ENDED
                                               JANUARY 31,   ---------------------        JULY 31,
                                                  2012          2011         2010         2009***
                                              ---------------------------------------------------
Net asset value at beginning of period        $  12.52      $  10.49      $  9.52         $ 12.50
                                              ---------------------------------------------------
Income (loss) from investment operations:
  Net investment income                            .10           .16          .16             .22(c)
  Net realized and unrealized gain (loss)          .16          2.02          .97           (2.93)(c)
                                              ---------------------------------------------------
Total from investment operations                   .26          2.18         1.13           (2.71)(c)
                                              ---------------------------------------------------
Less distributions from:
  Net investment income                           (.10)         (.15)        (.16)           (.27)
                                              ---------------------------------------------------
  Net asset value at end of period            $  12.68      $  12.52      $ 10.49         $  9.52
                                              ===================================================
Total return (%)*                                 2.12         20.86        11.88          (21.67)
Net assets at end of period (000)             $161,599      $144,236      $87,983         $34,189
Ratios to average net assets:**
  Expenses (%)(a)                                  .69(b)        .61          .62             .62(b)
  Expenses, excluding reimbursements (%)(a)        .69(b)        .61          .62             .64(b)
  Net investment income (%)                       1.60(b)       1.29         1.37            2.55(b)
Portfolio turnover (%)                              26            38          107              85

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended January 31, 2012, average net assets were
    $159,121,000.
*** Institutional Shares were initiated on August 1, 2008.
(a) Reflects total operating expenses of the Institutional Shares before reductions of any expenses paid indirectly. The Institutional Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c) Calculated using average shares.

================================================================================

44  | USAA INCOME STOCK FUND

================================================================================

EXPENSE EXAMPLE

January 31, 2012 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of August 1, 2011, through January 31, 2012.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing

================================================================================

                                                           EXPENSE EXAMPLE |  45

================================================================================

costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                       EXPENSES PAID
                                          BEGINNING               ENDING               DURING PERIOD*
                                        ACCOUNT VALUE          ACCOUNT VALUE          AUGUST 1, 2011 -
                                        AUGUST 1, 2011        JANUARY 31, 2012        JANUARY 31, 2012
                                        --------------------------------------------------------------
FUND SHARES
Actual                                    $1,000.00              $1,020.30                 $4.32

Hypothetical
  (5% return before expenses)              1,000.00               1,020.86                  4.32

INSTITUTIONAL SHARES
Actual                                     1,000.00               1,021.20**                3.51**

Hypothetical
  (5% return before expenses)              1,000.00               1,021.67**                3.51**

 * Expenses are equal to the annualized expense ratio of 0.85% for Fund Shares and 0.69% for Institutional Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/366 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of 2.03% for Fund Shares and 2.12% for Institutional Shares for the six-month period of August 1, 2011, through January 31, 2012.

** The Institutional Shares' annualized expense ratio of 0.69% above reflects an increase in administration and servicing fees from 0.05% to 0.10%, and an increase in transfer agent's fees from 0.05% to 0.10%, effective September 1, 2011. Had this increase been in effect for the entire six-month period of August 1, 2011, through January 31, 2012, the Institutional Shares' expense ratio would have been 0.71%, net of expenses paid indirectly, and the values in the table above would be as shown below.

                                                                                       EXPENSES PAID
                                          BEGINNING               ENDING               DURING PERIOD*
                                        ACCOUNT VALUE          ACCOUNT VALUE          AUGUST 1, 2011 -
                                        AUGUST 1, 2011        JANUARY 31, 2012        JANUARY 31, 2012
                                        --------------------------------------------------------------
INSTITUTIONAL SHARES
Actual                                    $1,000.00              $1,021.20                 $3.61

Hypothetical
  (5% return before expenses)              1,000.00               1,021.57                  3.61

================================================================================

46  | USAA INCOME STOCK FUND

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
                                     Paul L. McNamara
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1800
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "My Accounts" on
SELF-SERVICE 24/7                    usaa.com select "Investments,"
AT USAA.COM                          then "Mutual Funds"

OR CALL                              Under "Investments" view
(800) 531-USAA                       account balances, or click
        (8722)                       "I want to...," and select
                                     the desired action.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's Web site at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA
       9800 Fredericksburg Road                             --------------
       San Antonio, TX 78288                                   PRSRT STD
                                                             U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------
>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

             [LOGO OF USAA]
                 USAA(R)

   WE KNOW WHAT IT MEANS TO SERVE.(R)
   =============================================================================
   23422-0312                                (C)2012, USAA. All rights reserved.

   ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.
ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.




                                SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended January 31, 2012

By:*     /S/ CHRISTOPHER P. LAIA
         -----------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:     03/26/2012
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /S/ DANIEL S. MCNAMARA
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     03/27/2012
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     03/26/2012
         ------------------------------


*Print the name and title of each signing officer under his or her signature.